OPERATING LEASES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Operating leases [Line Items]
Non-cancellable operating lease rentals	$ 10.2	$ 2.6
Less than 1 year
Operating leases [Line Items]
Non-cancellable operating lease rentals	2.0	1.9
Between 1 and 5 years
Operating leases [Line Items]
Non-cancellable operating lease rentals	5.0	0.7
More than 5 years
Operating leases [Line Items]
Non-cancellable operating lease rentals	$ 3.2	$ 0.0